INVENTORIES (Details) (EUR €) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Raw materials	€ 351	€ 271
Semi-finished goods	382	979
Finished goods	2,943	1,696
Total	€ 3,676	€ 2,946